Significant accounting policies - Additional details (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Significant accounting policies
Exercise taxes	36.00%
Selling expenses
Advertising expenses		¥ 15,013		¥ 31,899	¥ 57,954
Shipping expenses		10,814		8,925	40,710
Subsidy income.
Subsidy income		23,223		124,480	338,112
Employee benefits
Total amounts of employee benefits expenses incurred		32,806		49,609	86,666
Unrecognized tax benefits, interest on income taxes expense		¥ 0		0	0
Statutory reserves.
Minimum percentage of general reserve fund		10.00%	10.00%
Maximum percentage of general reserve fund		50.00%	50.00%
Minimum percentage of statutory surplus fund		10.00%	10.00%
Maximum percentage of statutory surplus fund		50.00%	50.00%
Profit appropriation to statutory surplus fund		¥ 506		0	25,492
Segment reporting
Number of operating segment | segment		1	1
Provision for Loan and Lease Losses
Provision for credit losses		¥ 4,045	$ 554	¥ 1,615	¥ 25,039	[1]

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.